General information and significant accounting policies (Details Textual)		1 Months Ended			3 Months Ended
	Aug. 06, 2013 shares	Jun. 30, 2016 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2017 Subsidiary shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation					27
Average Age Of Vessels					4 years 7 months 6 days
Stock Issued During Period, Shares, New Issues		7,500,000	4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Number Of Wholly Owned Subsidiaries | Subsidiary					46
Direct And Indirect Ownership In All Subsidiary					100.00%
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%				82.80%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	44.60%				17.20%
Number Of Shares Exchanged For Reorganization	8,049,500
GA Holdings LLC [Member] | Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues					5,787,942
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	10,000,000